Subsequent events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent events
44	Subsequent events
The Company has evaluated its subsequent events through March 11, 2021, the date the financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure.